FINANCIAL RISK MANAGEMENT - Schedule of Derivative Assets (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative financial instruments	£ 3,857	£ 5,511
Trading and other	2,718	4,825
Hedging	19	52
Derivative financial assets not including due from related party undertakings	2,737	4,877
Due from fellow Lloyds Banking Group undertakings	1,120	634
Investment grade
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Trading and other	2,435	3,991
Hedging	14	52
Derivative financial assets not including due from related party undertakings	2,449	4,043
Other £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Trading and other	283	834
Hedging	5	0
Derivative financial assets not including due from related party undertakings	288	834
Other £m | Sub-investment grade
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative financial instruments	112	622
Other £m | Not rated
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative financial instruments	176	212
OECD banks
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative financial instruments	£ 17	£ 67